Significant capital and funding transactions (Tables)	9 Months Ended
Jul. 31, 2025
Text Block [Abstract]
Summary of Common Shares Issued

	For the three months ended
	July 31, 2025		July 31, 2024
(Millions of Canadian dollars, except number of shares)	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Issued in connection with share-based compensation plans (1)	227	$22	683	$66
Issued in connection with dividend reinvestment plan (2)	–	–	–	–
Purchased for cancellation (3)	(5,445)	(81)	(480)	(7)
	(5,218)	$(59)	203	$59

	For the nine months ended
	July 31, 2025		July 31, 2024
(Millions of Canadian dollars, except number of shares)	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Issued in connection with share-based compensation plans (1)	601	$58	1,311	$126
Issued in connection with dividend reinvestment plan (2)	–	–	11,850	1,460
Purchased for cancellation (3)	(10,400)	(155)	(480)	(7)
	(9,799)	$(97)	12,681	$1,579

(1)	Amounts include cash received for stock options exercised during the period and the fair value adjustment to stock options.
(2)	The requirements of our dividend reinvestment plan (DRIP) are satisfied through either open market share purchases or shares issued from treasury. During the three and nine months ended July 31, 2025, our DRIP requirements were satisfied through open market share purchases. During the three months ended July 31, 2024, our DRIP requirements were satisfied through open market share purchases. During the nine months ended July 31, 2024, our DRIP requirements were satisfied through shares issued from treasury in the first six months and open market share purchases in the last three months.
(3)	Our previous NCIB to purchase up to 30 million of our common shares ended June 11, 2025. On June 10, 2025, we announced a new NCIB to purchase up to 35 million of our common shares, commencing on June 12, 2025, and continuing until June 11, 2026, or such earlier date as we complete the repurchase of all shares permitted under the bid. During the three months ended July 31, 2025, under the NCIB programs we purchased for cancellation common shares at a total fair value of $955 million (average cost of $175.27 per share), with a book value of $81 million (book value of $14.88 per share). During the nine months ended July 31, 2025, under the NCIB programs we purchased for cancellation common shares at a total fair value of $1,781 million (average cost of $171.22 per share), with a book value of $155 million (book value of $14.87 per share). During the three and nine months ended July 31, 2024, we purchased for cancellation common shares at a total fair value of $73 million (average cost of $152.66 per share), with a book value of $7 million (book value of $14.82 per share).